Expense Example, No Redemption - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - Fidelity Advisor Focused Emerging Markets Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Focused Emerging Markets Fund - Class A
Expense Example, No Redemption:
1 Year	$ 689
3 Years	931
5 Years	1,192
10 Years	1,935
Fidelity Advisor Focused Emerging Markets Fund - Class C
Expense Example, No Redemption:
1 Year	196
3 Years	606
5 Years	1,042
10 Years	2,062
Fidelity Advisor Focused Emerging Markets Fund - Class M
Expense Example, No Redemption:
1 Year	490
3 Years	787
5 Years	1,104
10 Years	2,003
Fidelity Advisor Focused Emerging Markets Fund - Class I
Expense Example, No Redemption:
1 Year	95
3 Years	296
5 Years	515
10 Years	1,143
Fidelity Advisor Focused Emerging Markets Fund - Class Z
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	$ 1,002